Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable

Components of accounts receivable, net are as follows (in thousands):

	December 31,
	2017	2016
Accounts receivable	$47,017	$15,915
Allowance for doubtful accounts	(1,220)	(1,221)
Total	$45,797	$14,694